IMPAX FUNDS SERIES TRUST III
File No. 333-194601

CERTIFICATE PURSUANT TO
RULE 230.497(j)

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of Impax Funds Series Trust III (the “Trust”) that the forms of prospectus and statement of additional information for the Trust that would have been filed pursuant to Rule 497(c) under the 1933 Act do not differ from the forms of prospectus and statement of additional information contained in the Trust's post-effective amendment no. 20 under the 1933 Act, the text of which was filed electronically with the Securities and Exchange Commission on April 28, 2023.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 3rd day of May, 2023.

IMPAX FUNDS SERIES TRUST III

/s/ Joseph F. Keefe
Joseph F. Keefe
President